NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund
Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)
BlackRock NVIT Equity Dividend Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Bond Index Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT International Index Fund

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund)
NVIT Mid Cap Index Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund)
Templeton NVIT International Value Fund

Supplement dated March 13, 2020
to the Statement of Additional Information (“SAI”) dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.
American Century NVIT Multi Cap Value Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on March 11, 2020 (the “Meeting”), the Board approved the termination of American Century Investment Management, Inc. (“American Century”) as the subadviser to the Fund, and the appointment of Mellon Investments Corporation (“Mellon”) as the Fund’s new subadviser, effective on or about April 1, 2020 (the “Effective Date”). Mellon’s strategy in managing the Fund is different from American Century’s strategy and, as a result, investors in the Fund will be subject to different risks.  The new strategy, among other things, involves both investments directly in equity securities and investments in futures and options on futures contracts.  The Fund’s use of derivatives will result in investment leverage in the Fund’s portfolio.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
1.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “NVIT Mellon Dynamic U.S. Equity Income Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	All references to, and information regarding, American Century as they relate to the Fund are deleted in their entirety.

c.	All references to, and information regarding, Philip Sundell, CFA, are deleted in their entirety.

d.	All references to, and information regarding, Phillip N. Davidson, CFA, Michael Liss, CFA, Kevin Toney, CFA and Brian Woglom, CFA, as they relate to the Fund are deleted in their entirety.

e.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 75 of the SAI:
Fund	Subadviser

NVIT Mellon Dynamic U.S. Equity Income Fund	Mellon Investments Corporation

f.	The information for Mellon in the subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of December 31, 2019)
Mellon Investments Corporation
Brian C. Ferguson	NVIT Mellon Dynamic U.S. Equity Income Fund	None
NVIT Multi-Manager Large Cap Value Fund
John C. Bailer, CFA	NVIT Mellon Dynamic U.S. Equity Income Fund	None
NVIT Multi-Manager Large Cap Value Fund
David S. Intoppa	NVIT Mellon Dynamic U.S. Equity Income Fund	None

g.	The information for Mellon in the subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of December 31, 2019)
Mellon Investments Corporation
Brian C. Ferguson	Mutual Funds: 6 accounts, $2.6 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $380 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 30 accounts, $3.1 million total assets (2 accounts, $86 million total assets for which the advisory fee is based on performance)
John C. Bailer, CFA	Mutual Funds: 5 accounts, $2.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $930 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 10 accounts, $992 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
David S. Intoppa	Mutual Funds: 1 account, $568 million total assets (1 account, $39 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

2.	Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Mellon.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE